Income Tax - Schedule of Reconciliation of Federal Income Tax Rate to the Effective Income Tax Rate (Details)	5 Months Ended
Jun. 30, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of warrant liabilities	(18.40%)
Non-deductible transaction costs	(0.80%)
Change in valuation allowance	(1.80%)
Income tax provision	0.00%